UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2306
                                                      --------

                             OPPENHEIMER GROWTH FUND
                             -----------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2005
                                             -----------------


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.6%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Autoliv, Inc.                                          388,400     $  16,996,384
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.4%
Carnival Corp.                                         269,400        14,679,606
--------------------------------------------------------------------------------
Starbucks Corp. 1                                      669,200        20,377,140
                                                                   -------------
                                                                      35,056,746
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.0%
Harman International Industries, Inc.                  147,000        14,332,500
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.3%
eBay, Inc. 1                                           728,000        32,621,680
--------------------------------------------------------------------------------
MEDIA--2.2%
Comcast Corp., Cl. A 1                                 651,300        17,194,320
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                  553,500        13,798,755
                                                                   -------------
                                                                      30,993,075
--------------------------------------------------------------------------------
MULTILINE RETAIL--3.3%
Kohl's Corp. 1                                         358,000        16,468,000
--------------------------------------------------------------------------------
Target Corp.                                           564,700        30,217,097
                                                                   -------------
                                                                      46,685,097
--------------------------------------------------------------------------------
SPECIALTY RETAIL--6.1%
Best Buy Co., Inc.                                     297,150        14,334,516
--------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                    350,300        15,451,733
--------------------------------------------------------------------------------
Staples, Inc.                                        1,534,500        35,446,950
--------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                               210,400         6,492,944
--------------------------------------------------------------------------------
Williams-Sonoma, Inc. 1                                371,600        16,123,724
                                                                   -------------
                                                                      87,849,867
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.1%
Nike, Inc., Cl. B                                      151,500        12,922,950
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                309,100        16,567,760
                                                                   -------------
                                                                      29,490,710
--------------------------------------------------------------------------------
CONSUMER STAPLES--4.5%
--------------------------------------------------------------------------------
BEVERAGES--2.3%
Coca-Cola Co. (The)                                    235,200        10,040,688
--------------------------------------------------------------------------------
PepsiCo, Inc.                                          391,600        23,182,720
                                                                   -------------
                                                                      33,223,408
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.2%
Colgate-Palmolive Co.                                  252,500        13,766,300
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                             306,250        17,514,438
                                                                   -------------
                                                                      31,280,738
--------------------------------------------------------------------------------
ENERGY--6.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.6%
Halliburton Co.                                        314,700        20,030,655
--------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                         244,500        14,821,590
--------------------------------------------------------------------------------
Transocean, Inc. 1                                     246,200        15,717,408
                                                                   -------------
                                                                      50,569,653


1        |       OPPENHEIMER GROWTH FUND

Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
OIL & GAS--3.1%
Amerada Hess Corp.                                     112,200     $  13,746,744
--------------------------------------------------------------------------------
Apache Corp.                                           199,300        13,010,304
--------------------------------------------------------------------------------
EOG Resources, Inc.                                     69,900         5,015,325
--------------------------------------------------------------------------------
XTO Energy, Inc.                                       308,000        12,532,520
                                                                   -------------
                                                                      44,304,893
--------------------------------------------------------------------------------
FINANCIALS--7.6%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.3%
American Express Co.                                   210,400        10,818,768
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                        130,500        16,829,280
--------------------------------------------------------------------------------
Legg Mason, Inc.                                       165,000        20,237,250
                                                                   -------------
                                                                      47,885,298
--------------------------------------------------------------------------------
INSURANCE--4.3%
AFLAC, Inc.                                            297,700        14,289,600
--------------------------------------------------------------------------------
American International Group, Inc.                     693,300        46,548,162
                                                                   -------------
                                                                      60,837,762
--------------------------------------------------------------------------------
HEALTH CARE--14.9%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--7.2%
Amgen, Inc. 1                                          338,800        27,419,084
--------------------------------------------------------------------------------
Genentech, Inc. 1                                      363,000        34,710,060
--------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                     250,100        18,592,434
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                260,000        13,179,400
--------------------------------------------------------------------------------
MedImmune, Inc. 1                                      258,400         9,279,144
                                                                   -------------
                                                                     103,180,122
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--6.2%
Alcon, Inc.                                             97,900        13,725,580
--------------------------------------------------------------------------------
Bard (C.R.), Inc.                                       67,500         4,378,725
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                      187,260         8,645,794
--------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                               237,000         9,231,150
--------------------------------------------------------------------------------
Medtronic, Inc.                                        158,500         8,807,845
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                         850,000        43,197,000
                                                                   -------------
                                                                      87,986,094
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.5%
Novartis AG, ADR                                       407,400        21,347,760
--------------------------------------------------------------------------------
INDUSTRIALS--4.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
General Dynamics Corp.                                  88,300        10,092,690
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.0%
General Electric Co.                                   800,000        28,576,000
--------------------------------------------------------------------------------
MACHINERY--0.9%
Oshkosh Truck Corp.                                    291,000        13,074,630
--------------------------------------------------------------------------------
MARINE--1.1%
UTI Worldwide, Inc.                                    155,900        15,167,511
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--36.9%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--9.6%
Cisco Systems, Inc. 1                                2,499,600        43,842,984


2        |       OPPENHEIMER GROWTH FUND

Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
--------------------------------------------------------------------------------
Corning, Inc. 1                                      1,840,000     $  37,260,000
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                    206,500        10,909,395
--------------------------------------------------------------------------------
Motorola, Inc.                                         937,700        22,589,193
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                         479,900        21,821,053
                                                                   -------------
                                                                     136,422,625
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--6.3%
Apple Computer, Inc. 1                                 480,700        32,601,074
--------------------------------------------------------------------------------
EMC Corp. 1                                          3,357,800        46,774,154
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                              377,900        11,004,448
                                                                   -------------
                                                                      90,379,676
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.3%
Google, Inc., Cl. A 1                                  100,000        40,499,000
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                       521,700        11,597,391
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                         575,800        23,164,434
                                                                   -------------
                                                                      75,260,825
--------------------------------------------------------------------------------
IT SERVICES--1.8%
Cognizant Technology Solutions Corp. 1                 309,800        15,053,182
--------------------------------------------------------------------------------
NAVTEQ Corp. 1                                         246,100        10,336,200
                                                                   -------------
                                                                      25,389,382
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.7%
Applied Materials, Inc.                                811,400        14,694,454
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                556,000        25,876,240
--------------------------------------------------------------------------------
International Rectifier Corp. 1                        360,400        12,779,784
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                        379,100        13,856,105
                                                                   -------------
                                                                      67,206,583
--------------------------------------------------------------------------------
SOFTWARE--9.2%
Adobe Systems, Inc.                                    486,000        15,848,460
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                          376,200         9,942,966
--------------------------------------------------------------------------------
Autodesk, Inc.                                         410,100        17,109,372
--------------------------------------------------------------------------------
Microsoft Corp.                                      2,534,300        70,225,453
--------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                  391,500        17,676,225
                                                                   -------------
                                                                     130,802,476
--------------------------------------------------------------------------------
MATERIALS--1.4%
--------------------------------------------------------------------------------
CHEMICALS--1.4%
Monsanto Co.                                           271,500        19,892,805
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
NeuStar, Inc., Cl. A 1                                 363,600        11,024,352
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                    686,300        17,184,952
                                                                   -------------
                                                                      28,209,304
                                                                   -------------
Total Common Stocks (Cost $1,190,348,671)                          1,415,116,294


3        |       OPPENHEIMER GROWTH FUND

Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                  DATES                 STRIKE          CONTRACTS                  VALUE
-------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.2%
-------------------------------------------------------------------------------------------------------------------------
Corning, Inc. Put 1                             5/22/06                    $20              9,000         $    1,575,000
-------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. Put 1                           3/20/06                     95              2,500              1,550,000
                                                                                                          ---------------
Total Options Purchased (Cost $2,897,371)                                                                      3,125,000


                                                                                        Principal
                                                                                           Amount
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.9%
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.08% in joint repurchase agreement (Principal
Amount/Value $1,178,834,000, with a maturity value of $1,178,963,344) with
UBS Warburg LLC, 3.95%, dated 11/30/05, to be repurchased at $12,675,391 on
12/1/05, collateralized by Federal National Mortgage Assn., 4%--5.50%,
10/1/18--1/1/35, with a value of $1,204,738,816  (Cost $12,674,000)                   $ 12,674,000            12,674,000
-------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,205,920,042)                                            100.4%        1,430,915,294
-------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                         (0.4)           (6,339,086)
                                                                                      -----------------------------------
Net Assets                                                                                   100.0%       $1,424,576,208
                                                                                      ===================================

Footnote to Statement of Investments

1.    Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $1,207,602,838
                                                      ===============

Gross unrealized appreciation                         $  260,607,827
Gross unrealized depreciation                            (37,295,371)
                                                      ---------------
Net unrealized appreciation                           $  223,312,456
                                                      ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid"


4        |       OPPENHEIMER GROWTH FUND

Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


5        |       OPPENHEIMER GROWTH FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2005, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Growth Fund

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: January 18, 2006